1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

April 15, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Angel Oak Financial Strategies Income Term Trust Information Statement/Prospectus Filing on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of Angel Oak Financial Strategies Income Term Trust (the “Acquiring Fund”), a closed-end management investment company, is a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”). This Registration Statement is being filed in connection with the reorganization of the Angel Oak Dynamic Financial Strategies Income Term Trust (the “Acquired Fund” and together with the Acquiring Fund, the “Funds”), a closed-end management investment company, with and into the Acquiring Fund, in exchange for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the accrued and unpaid liabilities of the Acquired Fund (the “Reorganization”). The Registration Statement includes an information statement/prospectus, statement of additional information, Part C, other information and exhibits.

The Acquiring Fund undertakes to file an additional pre-effective amendment to the Registration Statement to complete any disclosure items and include any additional exhibits that may be necessary in order to complete the Registration Statement and to respond to any comments from the staff (“Staff”) of the Securities and Exchange Commission (“SEC”) that might be received with respect to the Registration Statement. The Acquiring Fund will submit payment of the necessary registration fee for the newly issued shares and provide the certification as to payment of the registration fee in a future pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen